MORTGAGE (Details) - CAD ($)	1 Months Ended	12 Months Ended
	Feb. 14, 2018	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Less: current portion of mortage		$ 3,790,610
Non-current portion of mortgage		9,457,876
Mortgage
Disclosure of detailed information about borrowings [line items]
Carrying amount, January 1		0	$ 0
Advance of mortgage financing (net of costs)		9,529,638	0
Second advance of mortgage financing (net of costs)	$ 10,000,000	3,750,000	0
Accretion expense		208,842	0
Mortgage payments		(239,994)	0
Carrying amount		13,248,486	0
Less: current portion of mortage		(3,790,610)	0
Non-current portion of mortgage		$ 9,457,876	$ 0